Investment and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Investment and Fair Value Measurement [Abstract]
Schedule of Fair Value Reconciliation of Level 3 Assets	The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis during the years ended December 31, 2023.
Common Stock
Balance at January 1, 2023	$77,200
Impairment	(77,200)
Balance at December 31, 2023	$-

Schedule of Unrealized Gains and Losses

The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (expenses), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2024, 2023 and 2022 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Upward adjustments	$-	$6,431,088	$6,108,872
Downward adjustments	-	-	-
Impairment	(1,000,000)	-	(520,821)
Total unrealized (loss) gain from fair value change of non-marketable investments, net	$(1,000,000)	$6,431,088	$5,588,051

Schedule of Carrying Value of Our Non-Marketable Investments

The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2024 and 2023 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:

	December 31, 2024	December 31, 2023
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments	-	-
Impairment	(1,520,821)	(520,821)
Total carrying value at the end of the year	$15,098,846	$16,098,846